Leases (Details) - Schedule of supplemental information $ in Thousands	9 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Supplemental Information [Abstract]
Operating cash flows used for operating lease	$ 332
Operating lease liability arising from obtaining ROU asset (1)	$ 570 [1]
Weighted average remaining lease term	1 year 1 month 6 days
Weighted average discount rate	15.00%

[1]	Amount includes $0.5 million related to the adoption of ASC 842 for existing operating leases on July 1, 2022, and $0.3 million related to the Company entering into a new non-cancelable operating lease agreement during the nine months ended March 31, 2023.